Leases (Details) - Schedule of Future Minimum Payments - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Future Minimum Payments [Abstract]
Remaining in fiscal year 2024	$ 22,852
2025	24,930
2026	16,620
Less: imputed interest	(2,828)
Total	$ 61,574	$ 41,570